Employee share schemes - Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge (Details) - Share options and savings-related options - £ / shares
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.75%	4.24%	4.57%
Dividend yield	3.60%	4.30%	4.00%
Volatility	27.00%	34.00%	34.00%
Expected life	3 years	3 years	3 years
Savings-related options grant price discount	20.00%	20.00%	20.00%
Savings related options grant price (in pound per share)	£ 14.19	£ 11.27	£ 11.20